Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment
	2012	2011
Land and land improvements	$948	948
Buildings and leasehold improvements	24,750	24,172
Furniture, fixtures and equipment	20,878	19,520

	46,576	44,640
Less accumulated depreciation and amortization	31,457	28,539

Premises and equipment - net	$15,119	16,101